TRANSFERS TO OR FROM OTHER PLANS	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Description of Plan [Line Items]
TRANSFERS TO OR FROM OTHER PLANS	TRANSFERS TO OR FROM OTHER PLANS
Effective December 31, 2024, the following plans (or portion thereof) were merged into the Plan: the Profit Sharing Retirement Plan for Divisions and Subsidiaries of Emerson Electric Co. (net assets of $569,105,975), the Measurement Solutions Profit Sharing Plan (net assets of $1,620,510,205), the National Instruments 401(k) Plan (net assets of $750,194,487), and the portion of the Emerson Electric Co. Retirement Savings Plan that consisted of account balances for participants who were not covered by a collective bargaining agreement (net assets of $389,046,495) (such plans and accounts, including amounts credited under the Plan as of December 31, 2024, the "Merged Plans"). Participant balances were transferred in accordance with the restated Plan document. The transferred assets were recorded at fair value on the effective date and allocated to participant accounts in accordance with participant investment elections.
In 2025 and 2024, certain participant accounts were transferred to or from other Company sponsored benefit plans, as those participants transferred from one Company business unit to another.